Financial Instruments - Fair Values and Risk Management - Summary of Trade Receivables Past Due (Detail) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Trade receivables	€ 32,819	€ 33,304	€ 32,819
Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	36,480	37,567	€ 36,480
Accumulated impairment [member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	(3,661)	(4,263)
Current (not past due)
Disclosure of detailed information about financial instruments [line items]
Trade receivables	24,462	25,520
From 1 to 29 days past due
Disclosure of detailed information about financial instruments [line items]
Trade receivables	3,945	4,707
From 30 to 60 days past due
Disclosure of detailed information about financial instruments [line items]
Trade receivables	746	1,053
From 61 to 90 days past due
Disclosure of detailed information about financial instruments [line items]
Trade receivables	582	429
More than 90 days past due
Disclosure of detailed information about financial instruments [line items]
Trade receivables	€ 6,745	€ 5,858